ORGANIZATION AND BUSINESS BACKGROUND - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jul. 31, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Current portion of other liability	$ 0	$ 3
Percentage Of Variable ReturnsLoss attributable to CCPL	99.00%
Related Party [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Due from Related Parties	$ 25,906	27,360
Series of Individually Immaterial Business Acquisitions [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description	In November 2015, Concord Electrical Contracting Ltd., (“CECL”) was established in Doha, Qatar, by Concord Corporation Pte. Ltd. (“CCPL”), a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively.
Subsidiaries [Member] | Related Party [Member] | Affiliated Entity [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Current portion of other liability	$ 328	325
Due from Related Parties	$ 2,475	$ 2,403
Bond M E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Bond Corporation Pte Ltd [Member] | Bond M E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity Method Investment, Ownership Percentage			49.10%